UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-04451
Name of Registrant: Legg Mason Special Investment Trust, Inc.
Address of Principal Executive Offices: 100 Light Street, Baltimore, MD 21202
Name and address of agent for service:
Richard M. Wachterman, Esq.
Legg Mason & Co., LLC
100 Light Street
Baltimore, MD 21202
Registrant’s telephone number, including area code: (410) 539-0000
Date of fiscal year-end: March 31, 2007
Date of reporting period: September 30, 2006

Item 1.  Report to Shareholders.

Semi-Annual Report to Shareholders

Legg Mason Special Investment Trust, Inc. September 30, 2006

Semi-Annual Report to Shareholders  1

To Our Shareholders,

We are pleased to provide you with Legg Mason Special Investment Trust’s semi-annual report for the six months ended September 30, 2006.

The following table summarizes key statistics for the Fund and some comparative indices as of September 30, 2006:

Total ReturnsA
	3 Months	6 Months	12 Months

Special Investment Trust:
Primary Class	+1.59%	−7.98%	+2.49%
Financial Intermediary Class	+1.81%	−7.62%	+3.30%
Institutional Class	+1.86%	−7.51%	+3.57%
S&P MidCap 400 IndexB	−1.08%	−4.19%	+6.56%
Lipper Mid-Cap Core FundsC	+0.27%	−2.82%	+7.27%
Russell Midcap IndexD	+2.11%	−0.52%	+9.57%

The performance data quoted represents past performance and does not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information for the Primary Class please visit www.leggmasonfunds.com; for the Financial Intermediary and Institutional Classes please call 1-888-425-6432. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions. Performance would have been lower if fees had not been waived in various periods. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Information about the Fund’s performance over longer periods of time is shown in the Performance Information section within this report. For more information about the Fund share classes included in the report, please contact your financial advisor.

A Total return measures investment performance in terms of appreciation or depreciation in net asset value per share plus dividends and any capital gain distributions. It assumes that dividends and distributions were reinvested at the time they were paid. No adjustment has been made for any income taxes payable by shareholders.
B A market capitalization-weighted index, composed of 400 stocks, that is generally considered representative of mid-sized U.S. companies. Although it is not possible to invest directly in an index, it is possible to purchase investment vehicles designed to track the performance of certain indexes.
C Average of the 349 funds comprising the Lipper universe of mid-cap core funds, defined as funds that invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) less than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Mid-Cap core funds have more latitude in the companies in which they invest. Mid-cap core funds typically have an average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P MidCap 400 Index.
D Measures the performance of the 800 smallest companies in the Russell 1000 Index, as ranked by total market capitalization, which represents approximately 35% of the total market capitalization of the Russell 1000 index.

2  Semi-Annual Report to Shareholders

Many Primary Class shareholders invest regularly in Fund shares on a dollar cost averaging basis. Most do so by authorizing automatic, monthly transfers of $50 or more from their bank checking or brokerage accounts. Dollar cost averaging is a convenient and sensible way to invest, as it encourages continued purchases over time regardless of fluctuating price levels. Of course, it does not ensure a profit nor protect against declines in the value of your investment. Your financial advisor will be happy to help you establish a dollar cost averaging account should you wish to do so.

Sincerely,

John F. Curley, Jr. Chairman	Mark R. Fetting President

October 23, 2006

Semi-Annual Report to Shareholders  3

Expense Example

Legg Mason Special Investment Trust, Inc.

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and service (12b-1) fees on Primary and Financial Intermediary Class shares, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Each example is based on an investment of $1,000 invested on April 1, 2006, and held through September 30, 2006.

Actual Expenses

The first line for each class in the table below provides information about actual account values and actual expenses for each class. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each class in the table below provides information about hypothetical account values and hypothetical expenses based on the relevant class’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the class’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples for the relevant class that appear in the shareholder reports of other funds.

	Beginning	Ending
	Account	Account	Expenses PaidA
	Value	Value	During the Period
	4/1/06	9/30/06	4/1/06 to 9/30/06

Primary Class
Actual	$1,000.00	$920.20	$8.47
Hypothetical (5% return before expenses)	1,000.00	1,016.24	8.90
Financial Intermediary Class
Actual	$1,000.00	$923.80	$4.77
Hypothetical (5% return before expenses)	1,000.00	1,020.10	5.01
Institutional Class
Actual	$1,000.00	$924.90	$3.43
Hypothetical (5% return before expenses)	1,000.00	1,021.51	3.60

A These calculations are based on expenses incurred in the most recent fiscal half-year. The dollar amount shown as “Expenses Paid” is equal to the annualized expense ratios of 1.76%, 0.99%, and 0.71% for the Primary Class, Financial Intermediary Class and Institutional Class respectively, multiplied by the average values over the period, multiplied by the number of days in the most recent fiscal half-year (183) and divided by 365.

4  Semi-Annual Report to Shareholders

Performance Information

Legg Mason Special Investment Trust, Inc.

The graphs on the following pages compare the Fund’s total returns to the S&P MidCap 400 and the Russell Midcap indices. The graphs illustrate the cumulative total return of an initial $10,000 investment in the Primary Class and a $1,000,000 investment in the Financial Intermediary and Institutional Classes for the periods indicated. The line for the Fund represents the total return after deducting all fund investment management and other administrative expenses and the transaction costs of buying and selling portfolio securities. The line representing each securities market index does not include any transaction costs associated with buying and selling securities in the index or other administrative expenses. Both the Fund’s results and the indices’ results assume reinvestment of all dividends and distributions.

Total return measures investment performance in terms of appreciation or depreciation in the Fund’s net asset value per share, plus dividends and any capital gain distributions. It assumes that dividends and distributions were reinvested at the time they were paid. Average annual returns tend to smooth out variations in a fund’s return, so that they differ from actual year-to-year results.

Semi-Annual Report to Shareholders  5

Growth of a $10,000 Investment — Primary Class

Periods Ended September 30, 2006

	Cumulative	Average Annual
	Total Return	Total Return
One Year	+2.49%	+2.49%
Five Years	+120.11%	+17.09%
Ten Years	+238.21%	+12.96%

The performance data quoted represents past performance and does not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information please visit www.leggmasonfunds.com. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions. Performance would have been lower if fees had not been waived in various periods.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

6  Semi-Annual Report to Shareholders

Performance Information — Continued

Growth of a $1,000,000 Investment — Financial Intermediary Class

Periods Ended September 30, 2006

	Cumulative	Average Annual
	Total Return	Total Return
One Year	+3.30%	+3.30%
Life of Class*	+26.42%	+11.41%
* Inception date: July 30, 2004

The performance data quoted represents past performance and does not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information please call 1-888-425-6432. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions. Performance would have been lower if fees had not been waived in various periods.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

A Index returns are for periods beginning July 31, 2004.

Semi-Annual Report to Shareholders  7

Growth of a $1,000,000 Investment — Institutional Class

Periods Ended September 30, 2006

	Cumulative	Average Annual
	Total Return	Total Return
One Year	+3.57%	+3.57%
Five Years	+131.88%	+18.32%
Ten Years	+275.29%	+14.14%

The performance data quoted represents past performance and does not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information please call 1-888-425-6432. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions. Performance would have been lower if fees had not been waived in various periods.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

8  Semi-Annual Report to Shareholders

Performance Information — Continued

Portfolio Composition (as of September 30, 2006)B
(As a percentage of the portfolio)

Top Ten Holdings (As of September 30, 2006)

% of
Security	Net Assets

Amazon.com, Inc.	5.3%
Level 3 Communications, Inc.	4.9%
Medicis Pharmaceutical Corporation	4.7%
Sprint Nextel Corporation	4.1%
United States Steel Corporation	4.0%
CNET Networks, Inc.	4.0%
Investors Financial Services Corp.	3.9%
NII Holdings Inc.	3.6%
The Bear Stearns Companies, Inc.	3.1%
Expedia, Inc.	3.0%

B The Fund is actively managed. As a result, the composition of its portfolio holdings and sectors is subject to change at any time.

Semi-Annual Report to Shareholders  9

Selected Portfolio PerformanceC

Strongest performers for the quarter ended September 30, 2006D

1.	Medicis Pharmaceutical Corporation	+34.9%
2.	Activision, Inc.	+32.7%
3.	Take-Two Interactive Software, Inc.	+31.8%
4.	Level 3 Communications, Inc.	+21.4%
5.	CNET Networks, Inc.	+19.9%
6.	AutoZone, Inc.	+17.1%
7.	Agrium Inc.	+16.2%
8.	XL Capital Ltd.	+12.7%
9.	Montpelier Re Holdings Ltd.	+12.6%
10.	Accenture Ltd.	+12.0%

Weakest performers for the quarter ended September 30, 2006D

1.	Advanced Medical Optics, Inc.	−22.0%
2.	CV Therapeutics, Inc.	−20.3%
3.	United States Steel Corporation	−17.5%
4.	Amazon.com, Inc.	−17.0%
5.	Affymetrix, Inc.	−15.8%
6.	Sepracor Inc.	−15.2%
7.	Sprint Nextel Corporation	−14.1%
8.	Boston Scientific Corporation	−12.2%
9.	XM Satellite Radio Holdings Inc.	−12.0%
10.	Meritage Homes Corporation	−11.9%

Portfolio Changes

Securities added during the quarter	Securities sold during the quarter
Analog Devices, Inc.	DeVry, Inc.
National Semiconductor Corporation	IAC/InterActiveCorp
New River Pharmaceuticals Inc.	Imclone Systems Inc.
The St. Joe Company	Republic Services Inc.
Standard Pacific Corp.
Security Capital Assurance Ltd.

C Individual security performance is measured by the change in the security’s price; for stocks, dividends are assumed to be reinvested at the time they were paid.
D Securities held for the entire quarter.

10  Semi-Annual Report to Shareholders

Portfolio of Investments

Legg Mason Special Investment Trust, Inc.
September 30, 2006 (Unaudited)
(Amounts in Thousands)

	Shares/Par	Value

Common Stocks and Equity Interests — 99.7%
Consumer Discretionary — 23.0%
Diversified Consumer Services — 1.9%
Apollo Group, Inc.	1,400	$68,936	A

Hotels, Restaurants and Leisure — 1.5%
International Speedway Corporation	1,100	54,824

Household Durables — 3.2%
Meritage Homes Corporation	1,800	74,898	A,B
Standard Pacific Corp.	500	11,750
The Ryland Group, Inc.	700	30,247

		116,895

Internet and Catalog Retail — 8.4%
Amazon.com, Inc.	6,000	192,720	A
Expedia, Inc.	7,000	109,760	A

		302,480

Media — 1.3%
XM Satellite Radio Holdings Inc.	3,700	47,693	A

Multiline Retail — 2.4%
Sears Holdings Corporation	535	84,589	A

Specialty Retail — 4.3%
AutoZone, Inc.	1,030	106,378	A
Urban Outfitters, Inc.	2,700	47,763	A

		154,141

Financials — 16.9%
Capital Markets — 7.0%
Investors Financial Services Corp.	3,300	142,164
The Bear Stearns Companies, Inc.	800	112,080

		254,244

Semi-Annual Report to Shareholders  11

	Shares/Par	Value

Financials — Continued
Insurance — 9.1%
Ambac Financial Group, Inc.	1,300	$107,575
Montpelier Re Holdings Ltd.	5,016	97,256
Security Capital Assurance Ltd.	1,741	41,685	A
XL Capital Ltd.	1,200	82,440

		328,956

Real Estate Management and Development — 0.8%
The St. Joe Company	500	27,435

Health Care — 21.1%
Biotechnology — 2.4%
Amylin Pharmaceuticals, Inc.	1,100	48,477	A
Cell Genesys, Inc.	3,500	15,995	A,B
CV Therapeutics, Inc.	2,000	22,280	A

		86,752

Health Care Equipment and Supplies — 4.6%
Advanced Medical Optics, Inc.	2,300	90,965	A
Boston Scientific Corporation	5,100	75,429	A

		166,394

Health Care Providers and Services — 2.8%
WellPoint Inc.	1,300	100,165	A

Life Sciences Tools & Services — 1.9%
Affymetrix, Inc.	3,200	68,992	A

Pharmaceuticals — 9.4%
Medicis Pharmaceutical Corporation	5,200	168,220	B
New River Pharmaceuticals Inc.	700	18,011	A
Sepracor Inc.	1,100	53,284	A
Shire Pharmaceuticals Group PLC	2,000	98,780

		338,295

12  Semi-Annual Report to Shareholders

Portfolio of Investments — Continued
Legg Mason Special Investment Trust, Inc. — Continued

	Shares/Par	Value

Industrials — 1.6%
Trading Companies and Distributors — 1.6%
UAP Holding Corp.	2,700	$57,699	B

Information Technology — 20.1%
Communications Equipment — 2.5%
Juniper Networks, Inc.	5,200	89,856	A

Internet Software and Services — 4.0%
CNET Networks, Inc.	15,000	143,700	A,B

IT Services — 4.5%
Accenture Ltd.	2,737	86,800
DST Systems, Inc.	1,200	74,004	A

		160,804

Semiconductors and Semiconductor Equipment — 2.8%
Analog Devices, Inc.	1,300	38,207
National Semiconductor Corporation	2,700	63,531

		101,738

Software — 6.3%
Activision, Inc.	6,500	98,150	A
Amdocs Limited	1,600	63,360	A
Take-Two Interactive Software, Inc.	4,700	67,022	A,B

		228,532

Materials — 4.4%
Chemicals — 0.4%
Agrium Inc.	600	16,194

Metals and Mining — 4.0%
United States Steel Corporation	2,500	144,200

Telecommunication Services — 12.6%
Diversified Telecommunication Services — 4.9%
Level 3 Communications, Inc.	33,000	176,550	A

Semi-Annual Report to Shareholders  13

	Shares/Par	Value

Wireless Telecommunication Services — 7.7%
NII Holdings Inc.	2,100	$130,536	A
Sprint Nextel Corporation	8,606	147,598

		278,134

Total Common Stocks and Equity Interests (Identified Cost — $2,914,937)		3,598,198

Repurchase Agreements — 0.2%
Bank of America 5.32%, dated 9/29/06, to be repurchased at $3,588 on 10/2/06 (Collateral: $3,440 Federal Home Loan Bank notes, 5.5%, due 7/15/36, value $3,661)	$3,586	3,586

Goldman Sachs Group, Inc. 5.29%, dated 9/29/06, to be repurchased at $3,588 on 10/2/06 (Collateral: $3,693 Fannie Mae mortgage-backed securities, 5.5%, due 4/1/36, value $3,675)	3,587	3,587

Total Repurchase Agreements (Identified Cost — $7,173)		7,173

Total Investments — 99.9% (Identified Cost — $2,922,110)		3,605,371
Other Assets Less Liabilities — 0.1%		4,131

Net Assets — 100.0%		$3,609,502

A	Non-income producing.
.

B	Affiliated Company — As defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer.

See notes to financial statements.

14  Semi-Annual Report to Shareholders

Statement of Assets and Liabilities

Legg Mason Special Investment Trust, Inc.
September 30, 2006 (Unaudited)
(Amounts in Thousands)

Assets:
Investment securities at market value:
Affiliated companies (Identified Cost — $537,319)		$527,534
Non-affiliated companies (Identified Cost — $2,377,618)		3,070,664
Short-term securities at value (Identified Cost — $7,173)		7,173
Receivable for fund shares sold		1,739
Receivable for securities sold		38,388
Dividend and interest income receivable		729
Other assets		10

Total assets		3,646,237
Liabilities:
Payable for fund shares repurchased	$8,036
Payable for securities purchased	23,782
Accrued management fee	1,964
Accrued distribution and services fees	2,683
Accrued expenses	270

Total liabilities		36,735

Net Assets		$3,609,502

Net assets consist of:
Accumulated paid-in-capital applicable to:
81,710 Primary Class shares outstanding		$2,236,083
1,404 Financial Intermediary Class shares outstanding		71,210
5,344 Institutional Class shares outstanding		208,502
Accumulated net investment loss		(23,649)
Undistributed net realized gain on investments and foreign currency transactions		434,095
Unrealized appreciation/(depreciation) of investments and foreign currency translations		683,261

Net Assets		$3,609,502

Net Asset Value Per Share:
Primary Class		$40.19

Financial Intermediary Class		$47.94

Institutional Class		$48.28

See notes to financial statements.

Semi-Annual Report to Shareholders  15

Statement of Operations

Legg Mason Special Investment Trust, Inc.
For the Six Months Ended September, 30, 2006 (Unaudited)
(Amounts in Thousands)

Investment Income:

Dividends:
Affiliated companies	$815
Other dividends	6,135	A
Interest	941

Total income			$7,891

Expenses:

Management fee	12,757
Distribution and service fees:
Primary Class	17,075
Financial Intermediary Class	88
Audit and legal fees	76
Custodian fee	189
Directors’ fees and expenses	41
Registration fee	34
Reports to shareholders	220
Transfer agent and shareholder servicing expense:
Primary Class	939
Financial Intermediary Class	12
Institutional Class	7
Other expenses	103

	31,541
Less: Fees waived	(54)
Compensating balance credits	(3	)B

Total expenses, net of waivers and compensating balance credits			31,484

Net Investment Loss			(23,593)

Net Realized and Unrealized Gain on Investments:

Realized gain on investments and foreign currency transactions	434,162	C
Change in unrealized appreciation/(depreciation) of investments and foreign currency translations	(754,485)

Net Realized and Unrealized Loss on Investments			(320,323)

Change in Net Assets Resulting From Operations			$(343,916)

A Net of foreign taxes withheld of $3.
B See Note 1, Compensating Balance Credits, in the notes to financial statements.
C Includes $9,464 of losses realized on the sale of shares of Affiliated Companies.
See notes to financial statements.

16  Semi-Annual Report to Shareholders

Statement of Changes in Net Assets

Legg Mason Special Investment Trust, Inc.
(Amounts in Thousands)

	For the Six	For the
	Months Ended	Year Ended
	9/30/06	3/31/06

	(Unaudited)
Change in Net Assets:
Net investment loss	$(23,593)	$(50,257)
Net realized gain on investments and foreign currency transactions	434,162	738,472
Change in unrealized appreciation/(depreciation) of investments and foreign currency translations	(754,485)	114,344

Change in net assets resulting from operations	(343,916)	802,559
Distributions to shareholders from net realized gain on investments:
Primary Class	(286,714)	(419,423)
Financial Intermediary Class	(5,163)	(6,949)
Institutional Class	(20,550)	(33,200)
Change in net assets from Fund share transactions:
Primary Class	82,174	129,154
Financial Intermediary Class	2,034	52,893
Institutional Class	(23,539)	87,955

Change in net assets	(595,674)	612,989
Net Assets:
Beginning of period	4,205,176	3,592,187

End of period	$3,609,502	$4,205,176

Accumulated net investment loss	$(23,649)	$(56)

See notes to financial statements.

Semi-Annual Report to Shareholders  17

Financial Highlights

Legg Mason Special Investment Trust, Inc.

Contained below is per share operating performance data for a share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data. This information has been derived from information provided in the financial statements.

Primary Class:

	Six Months
	Ended
	September 30,		Years Ended March 31,
	2006		2006	2005	2004	2003	2002

	(Unaudited)

Net asset value, beginning of period	$47.78		$43.93	$46.06	$29.28	$35.72	$31.83

Investment operations:
Net investment loss	(.28)		(.61)	(.60)	(.51)	(.28)	(.33)
Net realized and unrealized gain/(loss) on investments	(3.67)		10.23	2.16	18.51	(4.96)	5.22

Total from investment operations	(3.95)		9.62	1.56	18.00	(5.24)	4.89

Distributions from net realized gain on investments	(3.64)		(5.77)	(3.69)	(1.22)	(1.20)	(1.00)

Total distributions	(3.64)		(5.77)	(3.69)	(1.22)	(1.20)	(1.00)

Net asset value, end of period	$40.19		$47.78	$43.93	$46.06	$29.28	$35.72

Total return	(7.98)	%B	22.79%	3.23%	61.72%	(14.84)%	15.48%

Ratios to Average Net Assets:A
Total expenses	1.77	%C	1.76%	1.76%	1.78%	1.83%	1.79%
Expenses net of waivers, if any	1.76	%C	1.76%	1.76%	1.78%	1.83%	1.79%
Expenses net of all reductions	1.76	%C	1.76%	1.76%	1.78%	1.83%	1.79%
Net investment loss	(1.35)	%C	(1.39)%	(1.37)%	(1.33)%	(.93)%	(1.00)%
Supplemental Data:
Portfolio turnover rate	22.1	%B	37.9%	17.7%	14.7%	18.5%	36.6%
Net assets, end of period (in thousands)	$3,284,199		$3,800,486	$3,366,869	$3,375,792	$1,968,420	$2,380,611

A	Total expenses reflects operating expenses prior to any voluntary expense waivers and/or compensating balance credits. Expenses net of waivers reflects total expenses before compensating balance credits but net of any voluntary expense waivers. Expenses net of all reductions reflects expenses less any compensating balance credits and/or voluntary expense waivers.

B	Not annualized

C	Annualized

See notes to financial statements.

18  Semi-Annual Report to Shareholders

Financial Highlights — Continued

Financial Intermediary Class:

	Six Months
	Ended		Year Ended	Period Ended
	September 30,		March 31,	March 31,
	2006		2006	2005D

	(Unaudited)

Net asset value, beginning of period	$55.99		$50.25	$48.25

Investment operations:
Net investment loss	(.14)		(.28)	(.21)
Net realized and unrealized gain on investments	(4.27)		11.79	5.40

Total from investment operations	(4.41)		11.51	5.19

Distributions from net realized gain on investments	(3.64)		(5.77)	(3.19)

Total distributions	(3.64)		(5.77)	(3.19)

Net asset value, end of period	$47.94		$55.99	$50.25

Total return	(7.62)	%B	23.75%	10.59%

Ratios to Average Net Assets:A
Total expenses	0.99	%C	0.99%	1.05%
Expenses net of waivers, if any	0.99	%C	0.99%	1.05%
Expenses net of all reductions	0.99	%C	0.99%	1.05%
Net investment loss	(.57)	%C	(.62)%	(.66)%

Supplemental Data:
Portfolio turnover rate	22.1	%B	37.9%	17.7%

Net assets, end of period (in thousands)	$67,285		$76,619	$16,987

D	For the period July 30, 2004 (commencement of operations) to March 31, 2005.

See notes to financial statements.

Semi-Annual Report to Shareholders  19

Institutional Class:

	Six Months
	Ended
	September 30,		Years Ended March 31,
	2006		2006	2005	2004	2003	2002

	(Unaudited)

Net asset value, beginning of period	$56.29		$50.36	$51.76	$32.47	$39.05	$34.35

Investment operations:
Net investment income/(loss)	(.08)		(.17)	(.15)	(.12)	.04	.05
Net realized and unrealized gain/(loss) on investments	(4.29)		11.87	2.44	20.63	(5.42)	5.65

Total from investment operations	(4.37)		11.70	2.29	20.51	(5.38)	5.70

Distributions from net realized gain on investments	(3.64)		(5.77)	(3.69)	(1.22)	(1.20)	(1.00)

Total distributions	(3.64)		(5.77)	(3.69)	(1.22)	(1.20)	(1.00)

Net asset value, end of period	$48.28		$56.29	$50.36	$51.76	$32.47	$39.05

Total return	(7.51)	%B	24.09%	4.30%	63.40%	(13.91)%	(16.69)%
Ratio to Average Net Assets:A
Total expenses	0.72	%C	0.72%	0.73%	0.75%	0.78%	0.76%
Expenses net of waivers, if any	0.71	%C	0.71%	0.73%	0.75%	0.78%	0.76%
Expenses net of all reductions	0.71	%C	0.71%	0.73%	0.75%	0.78%	0.76%
Net investment income/(loss)	(.30)	%C	(.35)%	(.33)%	(.30)%	0.11%	0.04%

Supplemental Data:
Portfolio turnover rate	22.1	%B	37.9%	17.7%	14.7%	18.5%	36.6%
Net assets, end of period (in thousands)	$258,018		$328,071	$208,331	$179,400	$90,532	$103,741

See notes to financial statements.

20  Semi-Annual Report to Shareholders

Notes to Financial Statements

Legg Mason Special Investment Trust, Inc.
(Amounts in Thousands) (Unaudited)

1. Organization and Significant Accounting Policies:
The Legg Mason Special Investment Trust, Inc. (the “Fund”) is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as an open-end, diversified investment company.
The Fund offers three classes of shares: Primary Class, Financial Intermediary Class, and Institutional Class. The income and expenses of the Fund are allocated proportionately to each class of shares based on daily net assets, except for Rule 12b-1 distribution and service fees, which are charged on Primary Class and Financial Intermediary Class shares, and transfer agent and shareholder servicing expenses which are determined separately for each class.
Preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

Security Valuation
Equity securities traded on national securities exchanges are valued at the last quoted sales price, except securities traded on the Nasdaq Stock Market, Inc. (“NASDAQ”) which are valued in accordance with the NASDAQ Official Closing Price. Over the counter securities are valued at the mean between the latest bid and asked prices as furnished by dealers who make markets in such securities or by an independent pricing service. Fixed income securities for which market quotations are readily available are valued at current market value.
The Fund’s securities are valued on the basis of readily available market quotations or, lacking such quotations, at fair values as determined under policies approved by and under the general oversight of the Board of Directors. In determining fair value, all relevant qualitative and quantitative factors available are considered. These factors are subject to change over time and are reviewed periodically. The Fund may use fair value pricing instead of market quotations to value one or more securities if the Fund believes that, because of special circumstances, doing so would more accurately reflect the prices the Fund expects to realize on the current sale of those securities. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from quoted or published values or from the values that would have been used had a ready market for the investments existed, and the difference could be material. All fair valued securities are identified in the portfolio of investments.

Semi-Annual Report to Shareholders  21

Security Transactions
Security transactions are accounted for as of the trade date. Realized gains and losses from security transactions are reported on an identified cost basis for both financial reporting and federal income tax purposes.

For the six months ended September 30, 2006, security transactions (excluding short-term investments) were:

Purchases	Proceeds From Sales

$833,210	$1,102,443

Foreign Currency Translation
Assets and liabilities initially expressed in non-U.S. currencies are translated into U.S. dollars using currency exchange rates determined prior to the close of trading on the New York Stock Exchange, usually at 2:00 p.m. Eastern time. Purchases and sales of securities and income and expenses are translated into U.S. dollars at the prevailing market rates on the dates of such transactions. The effects of changes in non-U.S. currency exchange rates on investment securities and other assets and liabilities are included with the net realized and unrealized gain or loss on investment securities.

Repurchase Agreements
The Fund may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, a fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and a fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during a fund’s holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the fund’s holding period. The value of the collateral is at all times at least equal to the total amount of the repurchase obligation, including interest. In the event of counterparty default, a fund has the right to use the collateral to satisfy the terms of the repurchase agreement. However, there could be potential loss to the fund in the event the fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the collateral securities during the period in which the fund seeks to assert its rights. The Fund’s investment adviser reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks.

Compensating Balance Credits
The Fund has an arrangement with its custodian bank, whereby a portion of the custodian’s fee is paid indirectly by credits earned on the Fund’s cash on deposit with the bank. This deposit arrangement is an alternative to purchasing overnight investments.

Commission Recapture
The Fund has entered into an agreement with State Street Bank, its custodian, whereby a portion of commissions paid on investment transactions may be rebated to the Fund. Such

22  Semi-Annual Report to Shareholders

Notes to Financial Statements — Continued
Legg Mason Special Investment Trust, Inc. — Continued

payments are included with realized gain/(loss) on investment transactions. For the six months ended September 30, 2006, the Fund did not receive any commission rebates.

Investment Income and Distributions to Shareholders
Interest income and expenses are recorded on the accrual basis. Bond premiums and discounts are amortized and included in interest income for financial reporting and federal income tax purposes. Dividend income is recorded on the ex-dividend date. Dividends from net investment income, if available, are determined at the class level and paid annually. Net capital gain distributions, which are calculated at the Fund level, are declared and paid annually in June, if available. An additional distribution may be made in December, to the extent necessary, in order to comply with federal excise tax requirements. Distributions are determined in accordance with federal income tax regulations, which may differ from those determined in accordance with accounting principles generally accepted in the United States of America. Accordingly, periodic reclassifications are made within the fund’s capital accounts to reflect income and gains available for distribution under federal income tax regulations.

Other
In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent upon claims that may be made against the Fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

2. Federal Income Taxes:
No provision for federal income or excise taxes has been made since the Fund intends to continue to qualify as a regulated investment company and distribute substantially all of its taxable income to its shareholders. Because federal income tax regulations differ from accounting principles generally accepted in the United States of America, income and capital gain distributions determined in accordance with tax regulations may differ from net investment income and realized gains recognized for financial reporting purposes. Additionally, net short-term realized gains and net gains on foreign currency transactions are treated as “ordinary income” for tax purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year end; accordingly, tax basis balances have not been determined as of September 30, 2006.

Semi-Annual Report to Shareholders  23

3. Transactions With Affiliates:
The Fund has an investment management agreement with Legg Mason Capital Management, Inc. (“LMCM”). Pursuant to the agreement, LMCM provides the Fund with management services for which the Fund pays a fee, computed daily and payable monthly, at annual rates of the Fund’s average daily net assets. The following chart shows the annual advisory fee rates for the Fund:

Advisory
Fee	Asset Breakpoint

0.70%	Up to $2 billion
0.65%	In excess of $2 billion

The Fund’s agreement with LMCM provides that expense reimbursements be made to the Fund for audit fees and compensation of the Fund’s independent directors. For the six months ended September 30, 2006, LMCM reimbursed the Fund $54 for these expenses.
Legg Mason Fund Adviser, Inc. (“LMFA”) serves as administrator to the Fund under a sub-administration agreement with LMCM. For LMFA’s services to the Fund, LMCM (not the Fund) pays LMFA a fee, calculated daily and payable monthly, of 0.05% of the average daily net assets of the Fund.
Legg Mason Investor Services, LLC (“LMIS”) serves as distributor of the Fund’s shares. LMIS receives an annual distribution fee and an annual service fee, computed daily and payable monthly as follows:

	Distribution	Service
	Fee	Fee

Primary Class	0.75%	0.25%
Financial Intermediary Class	N/A	0.25%

LM Funds Services, Inc. (“LMFS”), a registered transfer agent, has an agreement with the Fund’s transfer agent to assist it with some of its duties. For this assistance, the transfer agent paid LMFS $229 for the period ended September 30, 2006.
LMCM, LMFA, LMIS, and LMFS are corporate affiliates and wholly owned subsidiaries of Legg Mason, Inc.
Under a Deferred Compensation Plan (the “Plan”), directors may elect to defer receipt of all or a specified portion of their compensation. A participating director may select one or more funds in which his or her deferred director’s fees will be deemed to be invested. Deferred amounts remain in the fund until distributed in accordance with the Plan.

24  Semi-Annual Report to Shareholders

Notes to Financial Statements — Continued
Legg Mason Special Investment Trust, Inc. — Continued

4. Transactions With Affiliated Companies:
An Affiliated Company is a company in which the Fund has ownership of at least 5% of the company’s voting securities. Transactions during the period ended September 30, 2006, of companies that are or were affiliated were:

	Affiliate						Shares	Value
	Value at	Purchased		Sold		Dividend	at	at		Realized
Company	3/31/06	Cost	Shares	Cost	Shares	Income	9/30/06	9/30/06		Gain/(Loss)

Cell Genesys, Inc.	$27,930	—	—	—	—	—	3,500	$15,995		—
CNET Networks, Inc.	184,730	$21,611	2,000	—	—	—	15,000	143,700		—
DeVry, Inc.	86,526	—	—	$80,882	3,800	—	—	—	A	$(9,464)
Investors Financial Services Corp.	154,671	—	—	—	—	—	3,300	—	A	—
Medicis Pharmaceutical Corporation	114,100	46,654	1,700	—	—	$309	5,200	168,220		—
Meritage Homes Corporation	—	33,999	600	—	—	—	1,800	74,898		—
Take-Two Interactive Software, Inc.	74,640	9,486	700	—	—	—	4,700	67,022		—
UAP Holding Corp.	—	55,190	2,700	—	—	506	2,700	57,699		—

	$642,597	$166,940		$80,882		$815		$527,534		$(9,464)

5. Line of Credit:
The Fund, along with certain other Legg Mason Funds, participates in a $400 million line of credit (“Credit Agreement”) to be used for temporary or emergency purposes. Pursuant to the Credit Agreement, each participating Fund is liable only for principal and interest payments related to borrowings made by that Fund. Borrowings under the Credit Agreement bear interest at a rate equal to the prevailing federal funds rate plus the federal funds rate margin. The Fund did not utilize the line of credit during the six months ended September 30, 2006.

A	This company is no longer an affiliated company.

Semi-Annual Report to Shareholders  25

6. Fund Share Transactions:
At September 30, 2006, there were 200,000 shares authorized at $.001 par value for the Primary Class, 100,000 shares authorized at $.001 par value for the Financial Intermediary Class, and 50,000 shares authorized at $.001 par value for the Institutional Class of the Fund. Share transactions were as follows:

	Primary Class		Financial Intermediary Class		Institutional Class
	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	09/30/06	3/31/06	09/30/06	3/31/06	09/30/06	3/31/06

Shares:
Sold	2,845	7,519	144	1,102	426	3,818
Reinvested	7,150	8,915	111	131	430	616
Repurchased	(7,822)	(13,530)	(219)	(203)	(1,340)	(2,743)

Net Change	2,173	2,904	36	1,030	(484)	1,691

Amount:
Sold	$122,134	$346,938	$7,261	$56,755	$21,318	$202,556
Reinvested	277,560	406,256	5,106	6,949	20,017	32,880
Repurchased	(317,520)	(624,040)	(10,333)	(10,811)	(64,874)	(147,481)

Net Change	$82,174	$129,154	$2,034	$52,893	$(23,539)	$87,955

7. Recent Accounting Pronouncements
During June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation 48 (“FIN 48” or the “Interpretation”), Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement 109. FIN 48 supplements FASB Statement 109, Accounting for Income Taxes and prescribes a comprehensive model for how a fund should recognize, measure, present, and disclose in its financial statements uncertain tax positions that the fund has taken or expects to take on a tax return. FIN 48 requires that the tax effects of a position be recognized only if it is “more likely than not” to be sustained based solely on its technical merits. Management must be able to conclude that the tax law, regulations, case law, and other objective information regarding the technical merits sufficiently support the position’s sustainability with a likelihood of more than 50 percent. FIN 48 is effective for fiscal periods beginning after December 15, 2006. At adoption, the financial statements must be adjusted to reflect only those tax positions that are more likely than not to be sustained as of the adoption date.
On September 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.
At this time, management is evaluating the implications of FIN 48 and FAS 157 and their impact on the financial statements has not yet been determined.

Notes

Notes

Notes

Fund Information

Investment Adviser

Legg Mason Capital Management, Inc.
Baltimore, MD

Board of Directors

John F. Curley, Jr., Chairman
Mark R. Fetting, President
Dr. Ruby P. Hearn
Arnold L. Lehman
Robin J.W. Masters
Dr. Jill E. McGovern
Arthur S. Mehlman
G. Peter O’Brien
S. Ford Rowan
Robert M. Tarola

Officers

Marie K. Karpinski, Vice President and Chief Financial Officer
Gregory T. Merz, Vice President and Chief Legal Officer
Amy M. Olmert, Vice President and Chief Compliance Officer
Wm. Shane Hughes, Treasurer
Richard M. Wachterman, Secretary

Transfer and Shareholder Servicing Agent

Boston Financial Data Services
Braintree, MA

Custodian

State Street Bank & Trust Company
Boston, MA

Counsel

Kirkpatrick & Lockhart Nicholson Graham LLP
Washington, DC

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP
Baltimore, MD

    About the Legg Mason Funds

Equity Funds
American Leading Companies Trust
Classic Valuation Fund
Growth Trust
Special Investment Trust
U.S. Small-Capitalization Value Trust
Value Trust

Specialty Funds
Balanced Trust
Financial Services Fund
Opportunity Trust

Global Funds
Emerging Markets Trust
Global Income Trust
International Equity Trust

Taxable Bond Funds
Core Bond Fund
High Yield Portfolio
Investment Grade Income Portfolio
Limited Duration Bond Portfolio

Tax-Free Bond Funds
Maryland Tax-Free Income Trust
Pennsylvania Tax-Free Income Trust
Tax-Free Intermediate-Term Income Trust

Legg Mason, Inc., based in Baltimore, Maryland, has built its reputation, at least in part, on the success of the Legg Mason Funds, introduced in 1979. The primary purpose of our funds is to enable investors to diversify their portfolios across various asset classes and, consequently, enjoy the stability and growth prospects generally associated with diversification.

The success of our funds is contingent on the experience, discipline, and acumen of our fund managers. We believe the quality of our managers is crucial to investment success. Unlike many firms, which focus on a particular asset class or the fluctuations of the market, at Legg Mason we focus on providing a collection of top-notch managers in all the major asset classes.

Information about the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities is contained in the Statement of Additional Information, available without charge upon request by calling 1-800-822-5544 or on the Securities and Exchange Commission’s (“SEC”) website (http://www.sec.gov). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is also available on the SEC’s website or through the Legg Mason Funds’ website at www.leggmason.com/funds/about/aboutlmf.asp#results.

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. You may obtain a free copy of the Fund’s portfolio holdings, as filed on Form N-Q, by contacting the Fund at the appropriate phone number, address or website listed below. Additionally, the Fund’s Form N-Q is available on the SEC’s website (http://www.sec.gov) or may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information about the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

This report must be preceded or accompanied by a free prospectus.
Investors should consider a fund’s investment objectives, risks, charges, and expenses carefully before investing. This prospectus contains this and other information about each Fund. Please read the prospectus carefully before investing.

Legg Mason Funds For Primary Class Shareholders c/o BFDS, P.O. Box 55214 Boston, MA 02205-8504 800-822-5544 www.leggmasonfunds.com	Legg Mason Investor Services — Institutional For FI and I Class Shareholders c/o BFDS P.O. Box 8037 Boston, MA 02206-8037 888-425-6432 www.lminstitutionalfunds.com

Legg Mason Investor Services, LLC, Distributor
A Legg Mason, Inc. subsidiary

LMF-285 (11/06) 06-0729

Item 2. Code of Ethics.
     Not applicable for semiannual reports.
Item 3. Audit Committee Financial Expert.
     Not applicable for semiannual reports.
Item 4. Principal Accountant Fees and Services.
     Not applicable for semiannual reports.
Item 5. Audit Committee of Listed Registrants.
The Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.
Item 6. Schedule of Investments
The schedule of investments in securities of unaffiliated issuers is included as part of the report to shareholders filed under Item 1 of this Form.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
     Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
     Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.
     Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
     Not applicable.

Item 11. Controls and Procedures.
     (a) The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report that the Registrant’s disclosure controls and procedures are effective, and that the disclosure controls and procedures are reasonably designed to ensure that the information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the SEC’s rules and forms and that information required to be disclosed is properly communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate, to allow timely decisions regarding the required disclosures.
     (b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during the Registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a) (1) Not applicable for semiannual reports.
(a) (2) Separate certifications for the Registrant’s principal executive officer and principal financial officer are attached.
(b) Separate certifications for the Registrant’s principal executive officer and principal financial officer are attached.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Special Investment Trust, Inc.
By:	/s/ Mark R. Fetting
Mark R. Fetting
President, Legg Mason Special Investment Trust, Inc.

Date:	11/21/06

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark R. Fetting
Mark R. Fetting
President, Legg Mason Special Investment Trust, Inc.

Date:	11/21/06

By:	/s/ Marie K. Karpinski
Marie K. Karpinski
Vice President and Chief Financial Officer, Legg Mason Special Investment Trust, Inc.

Date:	11/20/06